                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060
                 ----------------------------------------------

                            HOLLAND SERIES FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent                           Copy to:
           for Service)

       Michael Holland                   State Street Bank and Trust Company
   President and Treasurer                       Julie Tedesco, Esq.
  Holland Series Fund, Inc.                 One Federal Street, 9th Floor
       375 Park Avenue                       Boston, Massachusetts 02110
  New York, New York 10152
                                                       and

                                                   Brynn Peltz, Esq.
                                               Simpson Thacher & Bartlett
                                                  425 Lexington Avenue
                                                New York, New York 10017


Registrant's telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30, 2002

Date of reporting period:  March 31, 2003

ITEM 1.  SHAREHOLDER REPORT
                                                           HOLLAND BALANCED FUND




                                                              Semi-Annual Report
                                                      March 31, 2003 (Unaudited)



                              [HAND SHAKE GRAPHIC]

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2003
--------------------------------------------------------------------------------

                                                         [Michael Holland photo]
Dear Fellow Shareholder:

Our Fund's cumulative total return
since inception (October 2, 1995
through March 31, 2003) was 53.85%.
The Lipper Balanced Fund Index was
52.46% for the same period. For the
six months ended March 31, 2003 our
Fund's total return was 5.66% compared with 3.53% for the Lipper Balanced Fund Index.

Our Fund has benefited during this recent period from the financial strength of our equity investments, as well as from our U.S. Treasury Inflation-Indexed bonds.

As the largest individual investor in our Fund, I have confidence that our balanced investment approach continues to make sense in a challenging world.

With Bullish Regards,

[Michael F. Holland Signature]
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2003
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, Salomon 10 Year Government Bond Index, 90 Day U.S. Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[LINE GRAPH]

                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2003
--------------------------------------------------------------------------------

                                                           AVERAGE        TOTAL RETURN
                                           Average       Annualized        Cumulative
                                         Annualized    Since Inception   Since Inception
                            One Year      Five Year       (10/2/95)         (10/2/95)
----------------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
  (a)                           -9.62%         0.82%           5.92%            53.85%
 Lipper Balanced Fund
  Index (b)                    -12.85%         0.19%           5.79%            52.46%
 Standard & Poor's 500
  Index (b)                    -26.08%        -5.09%           5.09%            45.14%
 Salomon 10 Year
  Government Bond Index
  (b)                           20.86%         8.70%           8.99%            90.69%
 90 Day U.S. Treasury
  Bill (b)                       1.43%         3.92%           4.35%            37.60%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2003
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2003), our Fund's total return was 53.85% compared to 52.46% for the Lipper Balanced Fund Index, which is an unmanaged index with no actual investment costs.

In addition to the beneficial performance of our U.S. Treasury Inflation-Indexed bonds, also known as TIPS, we have recently had better results from our blue-chip equity holdings after the prolonged downturn.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond is a subsector of the Broad Investment-Grade
    (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

        March 31, 2003 (Unaudited)             Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-58.4%
BANKS-1.8%
The Bank of New York Co., Inc.                   45,000    $   922,500
                                                           -----------
COMPUTERS-3.8%
International Business Machines Corp.            24,800      1,945,064
                                                           -----------
ELECTRONICS-7.8%
3M Co.                                           19,800      2,574,594
Intel Corp.                                      83,800      1,364,264
                                                           -----------
                                                             3,938,858
                                                           -----------
FOOD & BEVERAGES-2.9%
Coca Cola Co.                                    35,900      1,453,232
                                                           -----------
FINANCIAL-6.4%
Citigroup, Inc.                                  43,000      1,481,350
Merrill Lynch & Co., Inc.                        50,600      1,791,240
                                                           -----------
                                                             3,272,590
                                                           -----------
INSURANCE-3.1%
American International Group, Inc.               32,000      1,582,400
                                                           -----------
OIL/GAS-6.6%
Exxon Mobil Corp.                                52,600      1,838,370
Schlumberger, Ltd.                               39,500      1,501,395
                                                           -----------
                                                             3,339,765
                                                           -----------
PHARMACEUTICALS-13.5%
Johnson & Johnson                                41,000      2,372,670
Merck & Co., Inc.                                42,200      2,311,716
Pfizer, Inc.                                     70,000      2,181,200
                                                           -----------
                                                             6,865,586
                                                           -----------
PRODUCER GOODS-3.6%
General Electric Co.                             71,100      1,813,050
                                                           -----------
RETAIL TRADE-4.6%
Wal-Mart Stores, Inc.                            45,000      2,341,350
                                                           -----------
SOFTWARE-4.3%
Microsoft Corp.*                                 91,000      2,203,110
                                                           -----------
     Total Common Stocks (Cost-$31,431,009)                 29,677,505
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

        March 31, 2003 (Unaudited)           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-37.7%
United States Treasury Note, 6.500%
  due 5/15/05                               $ 2,000,000    $ 2,205,468
United States Treasury Note, 3.500%
  due 1/15/11**                              10,177,343     11,427,242
United States Treasury Note, 5.000%
  due 2/15/11                                 5,000,000      5,494,140
                                                           -----------
     Total U.S. Government Securities
     (Cost-$17,474,128)                                     19,126,850
                                                           -----------
REPURCHASE AGREEMENT-3.7%
State Street Bank and Trust Co. Repurchase
     Agreement, 0.50% due 4/01/03 in the
     amount of $1,877,026; issued 3/31/03
     (Collateralized by $1,865,000, SLMA,
     3.375% due 7/15/04 with a market
     value
     of $1,926,970) (Cost-$1,887,000)         1,887,000      1,887,000
                                                           -----------
     Total Investments-99.8%
     (Cost-$50,792,137)                                     50,691,355
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%                      83,176
                                                           -----------
NET ASSETS-100%
Applicable to 3,781,800 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $50,774,531
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     13.43
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

               March 31, 2003 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2003
Capital stock at par value ($0.01)                        $    37,818
Capital stock in excess of par value                       54,108,336
Undistributed net investment income                           151,745
Net accumulated realized loss on investments               (3,422,586)
Net unrealized depreciation on investments                   (100,782)
                                                          -----------
     Net Assets                                           $50,774,531
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protected Security (TIPS)
+See Note 2 to Financial Statements
SLMA Student Loan Marketing Association

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

       Six Months Ended March 31, 2003 (Unaudited)
----------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $   440,256
Dividends                                                      249,940
                                                           -----------
     Total investment income                                   690,196
                                                           -----------
EXPENSES:
Investment advisory fees (Note 3)                              191,361
Shareholder account maintenance                                 38,220
Administration and custody fees (Note 4)                        65,434
Professional fees                                               24,959
Registration fees                                               11,967
Shareholder reports                                             20,020
Directors fees                                                  12,549
Miscellaneous expenses                                          15,194
                                                           -----------
     Total operating expenses                                  379,704
     Waiver of investment advisory fee (Notes 2 and 3)            (694)
                                                           -----------
     Net expenses                                              379,010
                                                           -----------
Net investment income                                          311,186
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                            (1,664,360)
Net change in unrealized appreciation on investments         4,118,593
                                                           -----------
     Net realized and unrealized gain on investments         2,454,233
                                                           -----------
     Net increase in net assets resulting from operations  $ 2,765,419
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended
                                                3/31/03      Year Ended
                                              (Unaudited)     9/30/02
------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
Net investment income                         $   311,186   $    689,585
Net realized loss on investments               (1,664,360)      (655,538)
Net change in unrealized
  appreciation/(depreciation) on investments    4,118,593     (4,764,391)
                                              -----------   ------------
Net increase/(decrease) in net assets
  resulting from operations                     2,765,419     (4,730,344)
                                              -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                            (278,970)      (738,266)
                                              -----------   ------------
Total dividends and distributions                (278,970)      (738,266)
                                              -----------   ------------
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)       (1,033,494)    (4,937,791)
                                              -----------   ------------
Total increase/(decrease) in net assets         1,452,955    (10,406,401)
NET ASSETS
     Beginning of period                       49,321,576     59,727,977
                                              -----------   ------------
     End of period                            $50,774,531   $ 49,321,576
                                              ===========   ============
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD                               $   151,745   $    119,529
                                              ===========   ============

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six Months Ended
For a capital share outstanding      3/31/03                         For the Year Ended
throughout the period              (Unaudited)       9/30/02     9/30/01   9/30/00   9/30/99      9/30/98
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                         $          12.78   $  14.21   $   17.19   $ 15.27   $ 13.74   $    13.70
                                 ----------------   --------   ---------   -------   -------   ----------
INCREASE/DECREASE FROM
  INVESTMENT OPERATIONS
Net investment income                        0.08       0.17        0.24      0.24      0.23         0.28
Net realized and unrealized
  gain (loss) on investments                 0.64      (1.42)      (2.92)     2.00      1.66         0.05
                                 ----------------   --------   ---------   -------   -------   ----------
    Total from investment
      operations                             0.72      (1.25)      (2.68)     2.24      1.89         0.33
                                 ----------------   --------   ---------   -------   -------   ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                       (0.07)     (0.18)      (0.25)    (0.26)    (0.28)       (0.29)
Net realized gain on
  investments                                  --         --       (0.05)    (0.06)    (0.08)          --
                                 ----------------   --------   ---------   -------   -------   ----------
Total dividends and
  distributions                             (0.07)     (0.18)      (0.30)    (0.32)    (0.36)       (0.29)
                                 ----------------   --------   ---------   -------   -------   ----------
Net asset value, end of period   $          13.43   $  12.78   $   14.21   $ 17.19   $ 15.27   $    13.74
                                 ================   ========   =========   =======   =======   ==========
TOTAL RETURN(a)                             5.66%    (8.88)%    (15.78)%    14.63%    13.87%        2.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                        $         50,775   $ 49,322   $  59,728   $68,298   $45,344   $   30,041
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses                                  1.50%(b)    1.50%      1.50%     1.50%     1.50%        1.50%
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses                                  1.50%(b)    1.53%      1.59%     1.56%     1.62%        1.83%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses                         1.22%(b)    1.17%      1.49%     1.46%     1.59%        2.05%
Ratio of net investment income
  to average net assets before
  fee waivers and reimbursement
  of other expenses                         1.22%(b)    1.14%      1.40%     1.40%     1.47%        1.72%
Portfolio turnover                          3.94%     39.86%      19.63%    17.99%    15.76%       16.49%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b)  Annualized

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Series Fund, Inc. - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, registered investment company ("RIC"). The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a RIC and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

As of September 30, 2002, the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,102,688, that may be applied against future taxable capital gains until its expiration date on September 30, 2010.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Effective April 14, 2003, the Fund began using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

daily net assets. During the six months ended March 31, 2003, the Investment Adviser voluntarily waived $694 of advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2003, Michael F. Holland and his affiliates owned 97,506 shares (2.6% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement with the Company, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and /or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------



4.  ACCOUNTING, CUSTODY AND ADMINISTRATION AGREEMENTS (continued)

$100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,000 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended March 31, 2003 aggregated $1,933,083 and $2,975,119, respectively. Purchases and sales U.S. Government securities, for the six months ended March 31, 2003 aggregated $0 and $0, respectively.

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at March 31, 2003 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Depreciation     Tax Purposes
-----------------------------------------------------------------
  $3,583,576   $(3,684,358)          $(100,782)       $50,792,137

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

7.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2003, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------
                                Six Months                Year Ended
                              Ended 3/31/03                 9/30/02
----------------------------------------------------------------------------
                           Shares      Amount        Shares        Amount
----------------------------------------------------------------------------
Shares Sold                133,465   $ 1,806,530      734,670   $ 10,866,217
Shares Reinvested           16,865       227,565       43,029        601,508
                          --------   -----------   ----------   ------------
                           150,330     2,034,095      777,699     11,467,725
Shares Redeemed           (226,542)   (3,067,589)  (1,123,401)   (16,405,516)
                          --------   -----------   ----------   ------------
NET DECREASE               (76,212)  $(1,033,494)    (345,702)  $ (4,937,791)
                          ========   ===========   ==========   ============
----------------------------------------------------------------------------

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

(Unaudited)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN  OTHER
                                POSITION(S)    TERM OF OFFICE                           FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN BY    HELD BY
NAME AND ADDRESS                FUND           TIME SERVED      DURING PAST FIVE YEARS  DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
Michael F. Holland              Director,      Term: Unlimited  Holland & Company       1              Trustee of
375 Park Avenue                 Chairman of                     L.L.C., Chairman,                      State Street
New York, NY 10152              the Board,     Elected: 9/95    1995 - present.                        Master Funds,
                                President and                                                          State Street
                                Treasurer                                                              Institutional
                                                                                                       Investment
                                                                                                       Trust and China
                                                                                                       Fund, Inc.

NON-INTERESTED DIRECTORS:
Sheldon S. Gordon               Director       Term: Unlimited  Union Bancaire Privee   1              Director,
Suite 2710                                                      International                          Ametek, Inc.
630 Fifth Avenue                               Elected: 9/95    Holdings, Inc.                         and Director,
New York, NY 10111                                              (Financial Services),                  Gulfmark
                                                                Chairman,                              Offshore, Inc.
                                                                1996 - Present;

Herbert S. Winokur, Jr.         Director       Term: Unlimited  Chairman and Chief      1              Director, Mrs.
Capricorn Holdings, Inc.                                        Executive Officer,                     Fields Famous
30 East Elm Street                             Elected: 9/95    Capricorn Holdings,                    Brands, Inc;
Greenwich, CT 06830                                             Inc. (Investment                       Director, CCC
                                                                Company), Managing                     Information
                                                                General Partner,                       Services Group,
                                                                Capricorn Investors,                   Inc.; and
                                                                L.P., Capricorn                        Director, NATCO
                                                                Investors II, L.P.,                    Group, Inc.
                                                                Capricorn Investors
                                                                III, L.P.,
                                                                1987 - present.

Desmond G. FitzGerald           Director       Term: Unlimited  Chairman, North         1              Chairman, U.S.
375 Park Avenue                                                 American Properties                    Guaranteed
New York, NY 10152                             Elected: 9/95    Group (Real Estate),                   Finance Corp.;
                                                                1987 - present.                        Advisory
                                                                                                       Director, Bank
                                                                                                       of New York;
                                                                                                       Director,
                                                                                                       Hilliard Farber
                                                                                                       & Co., Inc.;
                                                                                                       and Trustee,
                                                                                                       Williams
                                                                                                       Capital
                                                                                                       Management
                                                                                                       Trust.

Jeff C. Tarr                    Director       Term: Unlimited  Chairman, Junction      1              None
Junction Advisors                                               Advisors (Financial
9 West 57th Street, Suite 4210                 Elected: 9/95    Services), 1981 -
New York, NY 10019                                              present.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - DIRECTORS AND OFFICERS (continued)
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN  OTHER
                                POSITION(S)    TERM OF OFFICE                           FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN BY    HELD BY
NAME AND ADDRESS                FUND           TIME SERVED      DURING PAST FIVE YEARS  DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------
OFFICERS:
Tana Tselepis                   Vice           Term: Unlimited  Salomon Brothers Asset  N/A            N/A
375 Park Avenue                 President                       Management (Financial
New York, NY 10152                             Elected: 5/02    Services), Vice
                                                                President and Chief
                                                                Compliance Officer,
                                                                1995 - 1997;
                                                                Consultant to Holland
                                                                & Company, L.L.C.,
                                                                1997 - 1999 and
                                                                Secretary and
                                                                Treasurer of the Fund,
                                                                1999 - 2002.

K. David James                  Secretary      Term:            Counsel of State        N/A            N/A
State Street Bank                              Indefinite       Street Bank and Trust
and Trust Company                                               Company since 2000,
One Federal Street                             Elected: 5/02    and 1998 - 1999 and
Boston, MA 02110                                                Paralegal Manager of
                                                                PFPC Inc., 1999 -
                                                                2000.

                      (This page intentionally left blank)

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   HBFund@aol.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM  9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the registrant's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10. EXHIBITS

(a)   n/a

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:      /s/Michael Holland
         -------------------
         Michael Holland

         President and Treasurer of Holland Series Fund, Inc.

Date:    May 27, 2003